Sales (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Sales

	2021	2020	2019
Manufactured products and services rendered:
Ethanol	291,883	199,062	373,847
Sugar	208,365	171,102	97,710
Energy	50,321	42,756	60,913
Peanut	60,939	46,708	28,928
Sunflower	11,282	10,433	7,534
Cotton	2,540	1,969	623
Rice	127,272	96,397	97,515
Fluid milk (UHT)	62,875	54,380	38,441
Powder milk	62,728	40,500	20,722
Other diary products	28,834	17,205	8,856
Services	7,309	4,774	4,521
Rental income	615	584	564
Others	13,069	5,623	4,463
	928,032	691,493	744,637
Agricultural produce and biological assets:
Soybean	71,687	44,271	44,538
Corn	59,803	44,475	59,714
Wheat	27,349	14,457	18,733
Sunflower	6,167	633	701
Barley	1,684	275	1,085
Seeds	1,559	1,732	734
Milk	16,468	12,817	9,977
Cattle	3,111	1,959	3,452
Cattle for dairy	4,994	2,729	2,169
Others	3,498	2,923	1,398
	196,320	126,271	142,501
Total sales	1,124,352	817,764	887,138